Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended
	Mar. 01, 2013	Dec. 31, 2012	Mar. 01, 2013	Sep. 30, 2014	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Common shares committed to be issued	$ 1.5
Rent expenses		1.1
Increase/decrease in restructuring liability obligation		0.38
Letter of credit
Commitments And Contingencies [Line Items]
Drawn by landlord from letter of credit		0.31		0.38	0.38
Common shares committed to be issued			1.5
Maximum liability under standby letter of credit				$ 1.2